Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2024
Share-based Payments [Abstract]
Schedule of Share-Based Payment Expense as Reflected in the Consolidated Statement of Income/(Loss)	The following table provides the classification of the Group’s consolidated share-based payment expense as reflected in the Condensed Consolidated Statement of Comprehensive Income/(Loss):

Six months ended June 30,	2024 $	2023 $
General and administrative	4,471	1,121
Research and development	176	135
Total	4,648	1,256

Schedule of Terms and Conditions of Share-Based Payment Arrangement
During the six months ended June 30, 2024 and 2023, the Group granted the following RSUs to certain non-executive Directors, executives and employees:

Six months ended June 30,	2024	2023
Time based RSUs	3,933,606	102,732
Performance based RSUs	1,822,151	3,576,937
Total RSUs	5,755,757	3,679,669
Stock options are treated as equity-settled awards. The fair value of the stock options awarded by the Group was estimated at the grant date using the Black-Scholes option valuation model, considering the terms and conditions upon which options were granted, with the following weighted- average assumptions:

For the six months ended June 30,	2024	2023
Expected volatility	44.79%	43.45%
Expected terms (in years)	6.16	6.16
Risk-free interest rate	4.32%	3.66%
Expected dividend yield	—	—
Exercise price (GBP)	1.88	2.29
Underlying stock price (GBP)	1.88	2.29

For the six months ended June 30,	2024
Expected volatility	80.00%
Expected terms (in years)	5.75
Risk-free interest rate	4.34%
Expected dividend yield	—
Exercise price	$0.97
Underlying stock price	$0.97